RETIREMENT AND POST RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
RETIREMENT AND POST RETIREMENT OBLIGATIONS
Key assumptions used in determining the projected benefit obligation and net periodic pension expense

	2010	2009
Discount rate	8.00% p.a.	9.00% p.a.
Expected return on plan assets	8.17% p.a.	9.22% p.a.
Projected salary growth	9.72% p.a.	9.72% p.a.
Discount rate used for annuity contracts calculation	4.00% p.a.	7.00% p.a.
Rate at which pension payment are assumed to be indexed	0.00% p.a.	0.00% p.a.
Long-term inflation	5.50% p.a.	5.50% p.a.
Staff turnover (for ages below 50)	5.00% p.a.	5.00% p.a.

Change in the projected benefit obligation and the change in plan assets

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$11,769	$14,540	$26,309	$11,924	$17,797	$29,721
Service cost	573	708	1,281	491	737	1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Actuarial (gains)/losses	3,515	4,426	7,941	17	(1,688)	(1,671)
Benefit payment	—	(1,323)	(1,323)	—	(3,043)	(3,043)
Settlement and curtailment gain	(794)	—	(794)	(1,245)	—	(1,245)
Termination benefits	—	8,231	8,231	—	—	—
Foreign currency translation effect	(56)	(94)	(150)	(332)	(634)	(966)

Projected benefit obligation, end of the year	$16,018	$27,740	$43,758	$11,769	$14,540	$26,309

Change in fair value of plan asset
Fair value of plan assets, beginning of the year	$772	$—	$772	$471	$—	$471
Correction of asset value, beginning of year	—	—	—	(188)	—	(188)
Actual return on plan assets	—	—	—	—	—	—
Employer contributions	1,358	1,323	2,681	1,733	3,044	4,777
Benefits paid	—	(1,323)	(1,323)	—	(3,044)	(3,044)
Settlement	(794)	—	(794)	(1,245)	—	(1,245)
Foreign currency translation effect	(8)	—	(8)	1	—	1

Fair value of plan assets, end of the year	$1,328	$—	$1,328	$772	$—	$772

Unfunded status of the plan, end of the year, net	$(14,690)	$(27,740)	$(42,430)	$(10,997)	$(14,540)	$(25,537)

Reconciliations of the unfunded status of the plan

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unfunded status of the plan, beginning of the year	$10,997	$14,540	$25,537	$11,453	$17,797	$29,250
Net periodic benefit cost	1,994	10,571	12,565	2,115	2,726	4,841
Contributions made	(1,358)	(1,323)	(2,681)	(1,733)	(3,044)	(4,777)
(Credit)/charge to other comprehensive income/(loss), net	3,105	4,046	7,151	(505)	(2,306)	(2,811)
Foreign currency translation effect	(48)	(94)	(142)	(333)	(633)	(966)

Unfunded status of the plan, end of the year	$14,690	$27,740	$42,430	$10,997	$14,540	$25,537

Components of the net periodic pension expense

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Service cost	$573	$708	$1,281	$491	$737	$1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Return on assets	—	—	—	—	—	—
Immediate recognition of prior service cost	—	8,231	8,231	—	—	—
Net actuarial loss recognized during the year	473	191	664	582	438	1,020
Amortization of prior service cost	(63)	189	126	(60)	180	120
Correction of asset value, beginning of year	—	—	—	188	—	188

Net periodic pension expense	$1,994	$10,571	$12,565	$2,115	$2,726	$4,841

Amounts recognized in other comprehensive income

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unrecognized gains	$3,042	$4,235	$7,277	$(565)	$(2,126)	$(2,691)
Unrecognized prior service cost/(credit)	63	(189)	(126)	60	(180)	(120)

Total recognized in other comprehensive income	$3,105	$4,046	$7,151	$(505)	$(2,306)	$(2,811)